Loans and asset quality - Allowance for Credit Losses Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	$ 261	$ 281	$ 275
Charge-offs	(1)	(1)	(2)
Recoveries	3	5	19
Net recoveries	2	4	17
Provision	(11)	(24)	(11)
Ending balance	252	261	281
Allowance for:
Loan losses	146	159	169
Lending-related commitments	106	102	112
Individually evaluated for impairment:
Loan balance	4	6	9
Allowance for loan losses	0	1	5
Collectively evaluated for impairment:
Loan balance	56,560	61,534	64,449
Allowance for loan losses	146	158	164
Loans	56,564	61,540
Commercial
Collectively evaluated for impairment:
Loans	2,100
Financial institutions
Collectively evaluated for impairment:
Loans	11,600
Wealth management loans and mortgages
Collectively evaluated for impairment:
Loans	15,965	16,528
Other residential mortgages
Collectively evaluated for impairment:
Loans	594	708
Overdrafts
Collectively evaluated for impairment:
Loans	5,500	5,100
Margin loans
Collectively evaluated for impairment:
Loans	13,500	15,800
Domestic
Collectively evaluated for impairment:
Loans	45,044	48,895
Domestic | Commercial
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	77	82	82
Charge-offs	0	0	0
Recoveries	0	0	0
Net recoveries	0	0	0
Provision	4	(5)	0
Ending balance	81	77	82
Allowance for:
Loan losses	24	24	25
Lending-related commitments	57	53	57
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Collectively evaluated for impairment:
Loan balance	1,949	2,744	2,286
Allowance for loan losses	24	24	25
Loans	1,949	2,744
Domestic | Commercial real estate
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	76	73	59
Charge-offs	0	0	0
Recoveries	0	0	0
Net recoveries	0	0	0
Provision	(1)	3	14
Ending balance	75	76	73
Allowance for:
Loan losses	56	58	52
Lending-related commitments	19	18	21
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Collectively evaluated for impairment:
Loan balance	4,787	4,900	4,639
Allowance for loan losses	56	58	52
Loans	4,787	4,900
Domestic | Financial institutions
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	23	26	31
Charge-offs	0	0	0
Recoveries	0	0	13
Net recoveries	0	0	13
Provision	(1)	(3)	(18)
Ending balance	22	23	26
Allowance for:
Loan losses	7	7	8
Lending-related commitments	15	16	18
Individually evaluated for impairment:
Loan balance	0	1	0
Allowance for loan losses	0	0	0
Collectively evaluated for impairment:
Loan balance	5,091	5,567	6,342
Allowance for loan losses	7	7	8
Loans	5,091	5,568
Domestic | Lease financings
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	8	13	15
Charge-offs	0	0	0
Recoveries	0	0	0
Net recoveries	0	0	0
Provision	(3)	(5)	(2)
Ending balance	5	8	13
Allowance for:
Loan losses	5	8	13
Lending-related commitments	0	0	0
Individually evaluated for impairment:
Loan balance	0	0	4
Allowance for loan losses	0	0	2
Collectively evaluated for impairment:
Loan balance	706	772	985
Allowance for loan losses	5	8	11
Loans	706	772
Domestic | Wealth management loans and mortgages
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	22	23	19
Charge-offs	0	0	0
Recoveries	0	0	0
Net recoveries	0	0	0
Provision	(1)	(1)	4
Ending balance	21	22	23
Allowance for:
Loan losses	18	18	19
Lending-related commitments	3	4	4
Individually evaluated for impairment:
Loan balance	4	5	5
Allowance for loan losses	0	1	3
Collectively evaluated for impairment:
Loan balance	15,839	16,415	15,550
Allowance for loan losses	18	17	16
Loans	15,843	16,420
Domestic | Other residential mortgages
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	20	28	34
Charge-offs	(1)	(1)	(2)
Recoveries	2	5	5
Net recoveries	1	4	3
Provision	(5)	(12)	(9)
Ending balance	16	20	28
Allowance for:
Loan losses	16	20	28
Lending-related commitments	0	0	0
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Collectively evaluated for impairment:
Loan balance	594	708	854
Allowance for loan losses	16	20	28
Loans	594	708
Domestic | All other
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	0	0	0
Charge-offs	0	0	0
Recoveries	0	0	0
Net recoveries	0	0	0
Provision	0	0	0
Ending balance	0	0	0
Allowance for:
Loan losses	0	0	0
Lending-related commitments	0	0	0
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Collectively evaluated for impairment:
Loan balance	16,074	17,783	19,760
Allowance for loan losses	0	0	0
Domestic | Overdrafts
Collectively evaluated for impairment:
Loans	1,550	963	1,055
Domestic | Margin loans
Collectively evaluated for impairment:
Loans	13,343	15,689	17,503
Domestic | Other
Collectively evaluated for impairment:
Loans	1,181	1,131	1,202
Foreign
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	35	36	35
Charge-offs	0	0	0
Recoveries	1	0	1
Net recoveries	1	0	1
Provision	(4)	(1)	0
Ending balance	32	35	36
Allowance for:
Loan losses	20	24	24
Lending-related commitments	12	11	12
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Collectively evaluated for impairment:
Loan balance	11,520	12,645	14,033
Allowance for loan losses	20	24	$ 24
Loans	11,520	12,645
Foreign | Commercial
Collectively evaluated for impairment:
Loans	183	167
Foreign | Financial institutions
Collectively evaluated for impairment:
Loans	6,492	7,483
Foreign | Lease financings
Collectively evaluated for impairment:
Loans	551	527
Foreign | Wealth management loans and mortgages
Collectively evaluated for impairment:
Loans	122	108
Foreign | Margin loans
Collectively evaluated for impairment:
Loans	141	96
Foreign | Other
Collectively evaluated for impairment:
Loans	$ 4,031	$ 4,264